Submission	May 15, 2026
Submission [Line Items]
Central Index Key	0000882095
Registrant Name	GILEAD SCIENCES, INC.
Registration File Number	333-273745
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES